SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Operations

The following table summarizes the total stock-based compensation expense recognized in our consolidated statements of operations:

(in US$ thousands)	2012	2013	2014
Cost of online game and service revenues	$—	$—	$—
Product development & engineering expenses	—	—	—
Selling and marketing expenses	20	—	—
General and administrative expenses	159	219	21

Pre-tax stock-based compensation expense	179	219	21
Income tax (benefit) expense	(41)	27	(17)

Total stock-based compensation expense reported in continuing operations	$138	$246	$4

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

Summary of General Terms of Stock-Based Compensation Plans for Awards Granted

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2014.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 Plan	3,000,000		immediately upon granting	$0.79	—
2004 Plan	7,875,185	(1)	immediately upon granting to four years	$0.79~$2.55	—
2006 Plan	1,223,333	(2)	immediately upon granting to four years	$0.8101~$16.60	$2.91~$16.01
2007 Plan	3,355,217	(3)	immediately upon granting to four years	$1.20~$18.17	$2.47~$15.35
2008 Plan	1,000,000		immediately upon granting to six years	$2.47~$4.24	—
2009 Plan	2,500,000	(4)	immediately upon granting to four years	$0.955~$2.47	—
2010 Plan	2,200,000	(5)	three years	$0.8101~$1.14	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 7 million common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1 million common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 2 million common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1.5 million common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1 million common shares.

Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted

The following table summarizes the assumptions used in the model for options granted during 2013 and 2014:

	2013	2014
Option term (years)	5.8	5.9
Volatility	59.46%~61.84%	58.75%~59.27%
Weighted-average volatility	61%	59%
Risk-free interest rate	0.930%~1.610%	1.968%~2.065%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$0.60	$0.68

Summary of Option Transactions

Option transactions during the last three years are summarized as follows:

	2012		2013		2014
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$2.13	9,493	$1.97	9,210	$1.95	9,223
Options granted	0.96	2,070	1.09	620	1.23	328
Options exercised	—	—	0.79	(3)	0.79	(4,539)
Options Forfeited / canceled / expired	1.74	(2,353)	1.28	(604)	1.13	(1,882)

Balance at December 31	$1.97	9,210	$1.95	9,223	$4.06	3,130	5.21	$1,998

Exercisable at December 31	$2.15	7,584	$2.13	7,770	$4.67	2,595	4.53	$1,339

Vested and expected to vest at December 31	$1.97	9,210	$1.95	9,223	$4.06	3,130	5.21	$1,998

Information about Stock Options Outstanding

The following table sets forth information about stock options outstanding at December 31, 2014:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $1	520	7.88 years	Under $1	264
$1~$10	1,994	5.31 years	$1~$10	1,715
$10~$20	616	2.65 years	$10~$20	616

	3,130			2,595